FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

NOTE 5: - FAIR VALUE MEASUREMENT

In accordance with ASC No. 820, the Company measures its money market funds, short-term deposits and marketable securities contracts at fair value. Money market funds and marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs.

The following tables set forth the fair value of the Company’s financial assets measured at fair value as of:

	December 31,
	2023			2022
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash	$25,594	$—	$25,594	$25,955	$—	$25,955
Restricted cash	2,228	—	2,228	2,159	—	2,159
Cash equivalents
Money market funds	10,944	—	10,944	—	—	—
Short term deposits	—	—	—	15,000	—	15,000
Short-term deposits	78,000	—	78,000	18,000	—	18,000
Marketable securities	10,585	41,030	51,615	—	—	—
Total	$127,351	$41,030	$168,381	$61,114	$—	$61,114